Label	Element	Value
StockSnips AI-Powered Sentiment US All Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	StockSnips AI-Powered Sentiment US All Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period April 11, 2024 (commencement of operations) to January 31, 2025 Fund’s portfolio turnover rate was 206% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	206.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing an investment strategy that leverages artificial intelligence (“AI”) and natural language processing to derive a proprietary News Media Sentiment Signal (the “Sentiment Signal”). AI refers to the application of computer systems to perform tasks that typically require human intelligence, discernment and adaption, such as decision-making, reasoning and learning from past experiences. The Fund’s sub-adviser, Stock Snips, Inc. (“StockSnips” or the “Sub-Adviser”), uses an investment process based on a proprietary ranking and selection process, which is designed to identify stocks with the most positive news coverage, as described in more detail below.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in securities of U.S.-listed large, mid and small capitalization companies. The Fund invests in equity securities of such companies, including common stock and American Depositary Receipts (“ADRs”).
The Sub-Adviser’s quantitative security selection process begins with an investment universe of all U.S. listed equity securities. The investment universe is then screened for securities of issuers included in the following industries, as defined by Zacks sector and industry classifications: Computer/Office Equipment, Computer Software/Service, Non-Food Retail, Drugs, Miscellaneous Technology, Business Services, Food/Drug-Retail, Medical Care, Soaps/Cosmetics, Electronic-Semi-Conductor, Telecommunication Services, Media, Beverages, Investment Brokers/Investment Management, Insurance, Medical Products, Transportation, Other Consumer Discretionary, Electronics, Telecommunications Equipment, Utilities - Gas Distribution, Food, Utilities - Electric Power, Finance, Consumer Products - Miscellaneous Staples, Tobacco and Business Products. These industries may be modified on an annual basis when the investment universe is reconstituted. The Sub-Adviser then excludes any securities that have (i) less than $2 billion in market capitalization, (ii) high volatility as compared to the market as measured by a beta of equal to or greater than 1.5, (iii) a return on equity, which measures how much net income a company generates per dollar of invested capital, that is less than 15%, and (iv) less than a defined volume of news coverage. This process typically yields a universe of approximately 350 securities. The Sub-Adviser then utilizes its algorithms to select sentiment leaders amongst the remaining investment universe.
The Sub-Adviser believes that quantification of news sentiment can be a proxy for investor sentiment. The Sub-Adviser employs quantitative modeling, which leverages the Sentiment Signal and a trending Sentiment Momentum signal (the “Sentiment Momentum Signal”). The Sentiment Signal uses natural language processing to derive investor sentiment using news articles, blogs and other textual information. The Sentiment Momentum Signal refers to the trend or direction of investor sentiment over time for a particular stock. A positive Sentiment Momentum Signal indicates growing optimism among investors, often leading to upward price movements. Conversely, a negative Sentiment Momentum Signal indicates increasing investor pessimism, which can lead to price declines.
The Sentiment Signal and the Sentiment Momentum Signal are each derived using natural language processing and machine learning algorithms that transform unstructured textual data from News Sources (as defined below) into quantified real-time sentiment signals. Machine learning refers to technologies that enable a computer to learn from data it has processed to incorporate different assumptions or past experience into future computations or analysis. In the context of the StockSnips sentiment signals, machine learning is used to classify “financial oriented” sentences (news snippets) attributed to a company as being positive, negative or uncertain.
StockSnips gathers news information on a daily basis and evaluates such information along with a proprietary historical sentiment dataset covering approximately 5,000 US equities. The algorithms rank the securities in the investment universe based on the amount of positive news available about a company and its sentiment momentum. The top 30 to 50 stocks are included in the Fund and are equal weighted. The Sub-Adviser expects that under normal market conditions, up to 95% of the portfolio assets will be invested in the securities recommended by the algorithms.
The news snippets are collected from reliable online sources, including news articles, blog posts, SEC filings, earnings transcripts and analyst reports from Zacks, Motley Fool, Associated Press, CNBC and other financial news sources (collectively “News Sources”). The Sub-Adviser considers a News Source to be reliable if it is obtained from a publication or other source that has authors/analysts who research and write opinions or reports on events relating to U.S. equities. Some New Sources are licensed by the Sub-Adviser and others are publicly available.
The portfolio is rebalanced and reconstituted on a monthly basis.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in securities of U.S.-listed large, mid and small capitalization companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at https://stocksnipsetfs.ai/ or by calling the Fund at (215) 330-4476.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://stocksnipsetfs.ai/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
StockSnips AI-Powered Sentiment US All Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
StockSnips AI-Powered Sentiment US All Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
StockSnips AI-Powered Sentiment US All Cap ETF | AI Model Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Artificial Intelligence Model Risk. The Fund’s investment strategies rely heavily upon AI to derive sentiment signals which guide investment decisions. While the Sub-Adviser employs natural language processing and algorithms designed to optimize the accuracy and reliability of these signals, it cannot always guarantee their precision or correctness. The performance of the Sub-Adviser’s algorithms is intrinsically linked to the validity of the AI-derived sentiment signals, and any inaccuracies or errors in these signals, or the data used to derive these signals, may adversely affect the performance of the Fund. Investors should be aware that all investment strategies carry inherent risks, and the use of AI to inform investment decisions introduces an additional layer of complexity and potential uncertainty.
The Sub-Adviser’s algorithms do not analyze broad market conditions, macroeconomic events or potential black swan events, unless they have specific reference to specific US equities within the article. Additionally, the News Sources that are analyzed by the algorithms may be biased with respect to the companies that are included in the news snippets, including the nature of the news stories that are presented. Some companies may be over or underrepresented based on the subjective judgments of the news organizations. These limitations may reduce the ability of the algorithms to effectively analyze investor sentiment and sentiment momentum, which can cause the signals to diverge from actual investor sentiment. Moreover, high positive sentiment signals may not correlate with positive change in the value of a company’s stock and low positive or negative sentiment signals may not correlate with negative change in the value of a company’s stock. Additionally, News Sources are susceptible to the following risks which may disrupt the Sub-Adviser’s ability to receive meaningful information from such sources: permanent cessation of operations, disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, and evolving internet regulation and other regulations that may limit or otherwise affect the operations of news companies.
The Sub-Adviser is committed to conducting ongoing reviews and validations of its AI processes and algorithms to strive for the highest possible accuracy in the sentiment signals. However, due to the unpredictable and dynamic nature of financial markets, as well as the limitations inherent in any AI-based system, there is no guarantee regarding the accuracy or reliability of the AI-derived sentiment signals.
StockSnips AI-Powered Sentiment US All Cap ETF | Machine Learning Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Machine Learning Risk. The Fund relies on a “machine learning” classification process as well as data and information supplied by third party news sources, some of which are public and some of which are subscription based. To the extent the machine learning process does not perform as designed or as intended, the Fund’s strategy may not be successfully implemented, and the Fund may lose value. If the News Sources are incorrect, incomplete or unreliable, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the information not contained such flaws.
StockSnips AI-Powered Sentiment US All Cap ETF | Natural Language Processing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Natural Language Processing Risk. The Sub-Adviser’s strategy utilizes sentiment signals that are derived using an automated natural language processing system to rank and select equities. This is different than traditional classification systems that use fundamental factors like growth, value, size, and profitability. This may result in equities that may not otherwise be included in traditional portfolio construction methods and may lead to a decline in the Fund’s value.

StockSnips AI-Powered Sentiment US All Cap ETF | Monthly Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Monthly Rebalance Risk. Because the Sub-Adviser rebalances and reconstitutes the Fund on a monthly basis based on news data that is analyzed in connection with such rebalance (a “Rebalance”), (i) the Fund’s exposures may be affected by the news environment at or around the time of a Rebalance, and (ii) changes to the Fund’s exposures may lag investor sentiment and investor sentiment momentum direction (up or down) by as long as a month if such changes first take effect at or around the time of a Rebalance. Such lags between the implementation of the Sub-Adviser's signals may result in significant underperformance relative to the broader US market.

StockSnips AI-Powered Sentiment US All Cap ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.

StockSnips AI-Powered Sentiment US All Cap ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
StockSnips AI-Powered Sentiment US All Cap ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small-Capitalization Companies Risk. Investing in securities of small-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Small-capitalization companies often have less predictable earnings, more limited product lines, markets, distribution channels and financial resources, and the management of such companies may be dependent upon one or few people. Price movements of small-capitalization companies may be more volatile than mid-capitalization and large-capitalization companies.

StockSnips AI-Powered Sentiment US All Cap ETF | Risk Of Investing In The U.S Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

StockSnips AI-Powered Sentiment US All Cap ETF | American Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
American Depositary Receipts Risk. The Fund’s investments may include American Depositary Receipts (ADRs). ADRs are generally subject to the risks of investing directly in foreign securities and, in some cases, there may be less information available about the underlying issuers than would be the case with a direct investment in the foreign issuer. ADRs represent shares of foreign-based corporations. Investment in ADRs may be more or less liquid than the underlying shares in their primary trading market.

StockSnips AI-Powered Sentiment US All Cap ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
StockSnips AI-Powered Sentiment US All Cap ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
StockSnips AI-Powered Sentiment US All Cap ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Information Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
•Consumer Discretionary Sector Risk. Because the Fund may have a significant allocation to the consumer discretionary sector, it may be vulnerable to setbacks in the industries in that sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

StockSnips AI-Powered Sentiment US All Cap ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

StockSnips AI-Powered Sentiment US All Cap ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. Because the Fund may have a significant allocation to the consumer discretionary sector, it may be vulnerable to setbacks in the industries in that sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.
StockSnips AI-Powered Sentiment US All Cap ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.

StockSnips AI-Powered Sentiment US All Cap ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
StockSnips AI-Powered Sentiment US All Cap ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
StockSnips AI-Powered Sentiment US All Cap ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
StockSnips AI-Powered Sentiment US All Cap ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.
StockSnips AI-Powered Sentiment US All Cap ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s, Sub-Adviser’s, or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, Sub-Adviser, and the portfolio managers and the skill of the Adviser, Sub-Adviser, and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, Sub-Adviser, or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results. Absent unusual circumstances (e.g., the Adviser determines a different security has higher liquidity but offers a similar investment profile as a recommended security), the Adviser will generally follow the Sub-Adviser’s investment recommendations to buy, hold, and sell securities and financial instruments.
StockSnips AI-Powered Sentiment US All Cap ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
StockSnips AI-Powered Sentiment US All Cap ETF | High Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.
StockSnips AI-Powered Sentiment US All Cap ETF | StockSnips AI-Powered Sentiment US All Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NEWZ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930